Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

16. Subsequent Events

The Company has evaluated the impact of events that have occurred subsequent to December 31, 2023 through the date the consolidated financial statements were issued and concluded that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements, except as follow:

Bank borrowing

As of the date these consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $4,507,106 (RMB 32 million) with interest rates ranging from 3.00-3.45% and has bank loan repayment of $3,380,329 (RMB 24 million).

New bank borrowing

Subsequent new bank borrowings consisted of the following:

Lender	Company	Rate	Issuance Date	Collateral/Security	Amount-RMB	Amount- USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.30%	2/01/2024	Yada, Yongjun Liu	10,000,000	1,408,471
Industrial and Commercial Bank of China	Yada	3.45%	2/22/2024	Properties of Yada	9,000,000	1,267,623
China Minsheng Bank	Huadong	3.00%	1/12/2024	N/A	3,000,000	422,541
Bank of China	Huadong	2.42%	3/11/2024	N/A	5,000,000	704,235
Bank of Jiangsu	Huadong	3.10%	1/8/2024	Yongjun Liu, Yin Liu	10,000,000	1,408,471
Total					37,000,000	5,211,341

Repayment

Subsequent repayments on bank borrowings consisted of the following:

Lender	Company	Rate	Repayment Date	Collateral/Security	Amount-RMB	Amount- USD
Jiangsu Yangzhou Rural Commercial Bank	Huadong	3.95%	1/29/2024	Yada, Yongjun Liu	5,000,000	704,235
Bank of China	Huadong	3.50%	1/25/2024	Yongjun Liu, Yin Liu	10,000,000	1,408,471
Bank of Communication	Huadong	3.50%	4/12/2024	Yongjun Liu, Yin Liu, Properties of Huada	5,000,000	704,235
Bank of Communication	Huadong	3.50%	4/16/2024	N/A	4,000,000	563,389
Agricultural Bank of China	Huadong	3.15%	4/19/2024	Yongjun Liu, Yin Liu, Properties of Huadong	9,000,000	1,267,623
Industrial and Commercial Bank of China	Yada	3.45%	2/01/2024	Properties of Yada	9,000,000	1,267,623
Total					42,000,000	5,915,576

Securities Purchase Agreement

On December 27, 2023, the Company entered into a securities purchase agreement (the “SPA”) with certain institutional investors (the “Investors”), pursuant to which the Company agreed to issue, from time to time, up to $50,500,0000 in the Company’s securities (the “Offering”), consisting of convertible notes, issuable at a 7.0% original issue discount (the “Notes”), and accompanying ordinary share purchase warrants (the “Warrants”) with five-year terms and exercisable for a number of the Company’s ordinary shares, par value $0.0005 per share (the “Ordinary Shares”), equal to 50% of the number obtained from dividing each Note’s principal amount by the applicable VWAP (as defined in the SPA), subject to adjustment pursuant and a 4.99% beneficial ownership limitation. Pursuant to the SPA, the Company agreed to issue to the Investors at the initial closing of the Offering (the “First Closing”) $6,000,000 in Notes, convertible at the lower of (i) $2.738 per share (or 110% of the VWAP of the Ordinary Shares on December 27, 2023) or (ii) a price per share equal to 95% of the lowest VWAP of the Ordinary Shares during the seven (7)-trading day period immediately preceding the applicable conversion date, subject to certain adjustments and a 4.99% beneficial ownership limitation, and Warrants exercisable for up to an aggregate of 1,205,255 ordinary shares, at an exercise price of $2.9869 per share (or 120% of the VWAP of the Ordinary Shares on December 27, 2023). The Notes do not bear interest except upon the occurrence of an event of default thereunder, have 364-day maturity dates, must be redeemed by the Company at a premium in the event of (i) a Subsequent Financing (as defined in the SPA), (ii) a Change of Control (as defined in the SPA) and (iii) certain equity conditions listed therein. The Company also has the option to redeem the Notes in the event that the Company deems it in its best interest to do so, such as if it believes an event of default under the Notes is imminent. The Notes contain certain other covenants and events of default customary for similar transactions.

The First Closing occurred on January 2, 2024. Gross proceeds amounted to approximately $5,580,000. After deducting the placement agent’s commission and other offering expenses payable by the Company, the net proceeds to the Company were approximately $4,800,000. The Company intends to use the net proceeds for general working capital purposes.

On February 26, 2024, the Company transferred 45% equity interest in Hainan Guoxie from Kangfu to Huadong, and the remaining 10% equity interest being sold to a third party, Yangzhou Boxin Medical Equipment Co., Ltd. (“Boxin”) in exchange for $637,940 (RMB4.4 million) in consideration. After the transaction, the Company no longer controls Hainan Guoxie.